INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,355
Finished goods	1,955	$ 1,718
Total inventories	$ 4,310	$ 1,718